Government Securities Fund Investment Objectives and Goals - Government Securities Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Government Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.